Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014, were as follows (in thousands):

Balance as of January 1, 2014	$836,318
Goodwill resulting from Wildfire acquisition	504
Goodwill resulting from Space Monkey acquisition	7,402
Effect of Foreign Currency Translation	(2,702)

Balance as of December 31, 2014	841,522
Goodwill Impaired due to Wireless Restructuring (see Note 3)	(2,270)
Effect of Foreign Currency Translation	(4,836)

Balance as of December 31, 2015	$834,416

Schedule of Intangible Asset Balances

The following table presents intangible asset balances (in thousands):

	March 31, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$967,653	$(460,040)	$507,613	$962,842	$(430,803)	$532,039	10 years
2GIG 2.0 technology	17,000	(7,918)	9,082	17,000	(7,064)	9,936	8 years
CMS and other technology	7,067	(3,850)	3,217	7,067	(3,438)	3,629	5 years
Space Monkey technology	7,100	(1,138)	5,962	7,100	(761)	6,339	6 years
Patents	7,813	(2,502)	5,311	7,524	(2,094)	5,430	5 years
Non-compete agreements	1,200	(950)	250	1,200	(800)	400	2-3 years

Total definite-lived intangible assets:	1,007,833	(476,398)	531,435	1,002,733	(444,960)	557,773

Indefinite-lived intangible assets:
IP addresses	564	—	564	564	—	564
Domain names	58	—	58	58	—	58

Total Indefinite-lived intangible assets	622	—	622	622	—	622

Total intangible assets, net	$1,008,455	$(476,398)	$532,057	$1,003,355	$(444,960)	$558,395

The following table presents intangible asset balances as of December 31, 2015 and 2014 (in thousands):

	December 31,		Estimated Useful Lives
	2015	2014
Definite-lived intangible assets:
Customer contracts	$962,842	$978,776	10 years
2GIG 2.0 technology	17,000	17,000	8 years
Patents	7,524	6,518	5 years
Space Monkey technology	7,100	7,100	6 years
CMS and other technology	7,067	7,067	5 years
Non-compete agreements	1,200	2,000	2-3 years
Wireless internet technologies	—	4,690	2-3 years

	1,002,733	1,023,151
Accumulated amortization	(444,960)	(320,198)

Definite-lived intangible assets, net	557,773	702,953
Indefinite-lived intangible assets:
IP addresses	564	214
Domain names	58	59

Total indefinite-lived intangible assets	622	273

Total intangible assets, net	$558,395	$703,226

Schedule of Estimated Future Amortization Expense of Intangible Assets Excluding Patents Currently in Process

Estimated future amortization expense of intangible assets, excluding approximately $0.4 million in patents currently in process, is as follows as of March 31, 2016 (in thousands):

2016—Remaining Period	$87,447
2017	101,340
2018	89,755
2019	78,114
2020	67,351
Thereafter	107,061

Total estimated amortization expense	$531,068

Estimated future amortization expense of intangible assets, excluding approximately $0.4 million in patents currently in process, is as follows as of December 31, 2015 (in thousands):

2016	$116,096
2017	100,808
2018	89,277
2019	77,696
2020	66,984
Thereafter	106,526

Total estimated amortization expense	$557,387